UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)      Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

High Yield ETF (HYLD)

Semi-Annual Report

December 31, 2022

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2022 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

High Yield ETF SCHEDULE OF INVESTMENTS	December 31, 2022 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS — 59.9%
ADVERTISING — 0.5%
Lamar Media Corp., 3.63%, 1/15/2031(a)	$476,000	$394,141
AEROSPACE/DEFENSE — 0.3%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	250,000	244,516
AIRLINES — 1.5%
American Airlines, Inc., 11.75%, 7/15/2025(b)	316,000	339,608
United Airlines Holdings, Inc.
5.00%, 2/1/2024	476,000	468,488
4.88%, 1/15/2025	490,000	468,793
		1,276,889
AUTO MANUFACTURERS — 2.6%
Ford Motor Co., 4.75%, 1/15/2043	592,000	426,530
Ford Motor Credit Co. LLC
4.27%, 1/9/2027(a)	212,000	192,114
4.13%, 8/17/2027(a)	1,000,000	897,295
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	285,000	275,476
PM General Purchaser LLC, 9.50%, 10/1/2028(a)(b)	497,000	379,823
		2,171,238
AUTO PARTS & EQUIPMENT — 1.0%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	372,976
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	133,000	121,853
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	326,000	223,897
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	276,000	97,980
		816,706
BANKS — 0.2%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	204,000	170,484
CHEMICALS — 1.5%
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)(b)	162,000	129,856
Olin Corp., 5.63%, 8/1/2029(a)	539,000	513,007
	Principal Amount	Value
CORPORATE BONDS (Continued)
CHEMICALS (Continued)
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)(b)	$159,000	$140,694
Unifrax Escrow Issuer Corp., 5.25%, 9/30/2028(a)(b)	440,000	354,607
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	358,000	122,822
		1,260,986
COAL — 0.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	331,000	329,031
COMMERCIAL SERVICES — 2.8%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	358,000	304,874
CoreCivic, Inc., 4.75%, 10/15/2027(a)	543,000	472,149
Korn Ferry, 4.63%, 12/15/2027(a)(b)	576,000	531,492
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	437,000	291,572
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	290,000	277,599
Sotheby’s, 7.38%, 10/15/2027(a)(b)	94,000	88,286
United Rentals North America, Inc., 3.75%, 1/15/2032(a)	234,000	191,208
WW International, Inc., 4.50%, 4/15/2029(a)(b)	407,000	203,862
		2,361,042
COMPUTERS — 0.3%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	83,000	95,516
NCR Corp., 5.25%, 10/1/2030(a)(b)	198,000	163,674
		259,190
COSMETICS/PERSONAL CARE — 0.6%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	476,000	457,698
DISTRIBUTION/WHOLESALE — 0.3%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/2026(a)(b)	312,000	211,380

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2022 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS (Continued)
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Coinbase Global, Inc., 0.50%, 6/1/2026	$468,000	$266,684
Credit Acceptance Corp., 6.63%, 3/15/2026(a)	500,000	474,694
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	406,000	382,766
LPL Holdings, Inc., 4.00%, 3/15/2029(a)(b)	500,000	435,725
PennyMac Financial Services, Inc., 4.25%, 2/15/2029(a)(b)	476,000	371,936
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	351,000	339,732
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	407,000	323,056
		2,594,593
ELECTRIC — 2.1%
Calpine Corp.
4.50%, 2/15/2028(a)(b)	576,000	514,203
5.00%, 2/1/2031(a)(b)	412,000	346,699
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	92,472	89,980
PG&E Corp.
5.00%, 7/1/2028(a)	371,000	339,140
5.25%, 7/1/2030(a)	500,000	455,768
		1,745,790
ENGINEERING & CONSTRUCTION — 1.0%
TopBuild Corp., 4.13%, 2/15/2032(a)(b)	234,000	190,489
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	448,000	392,706
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	335,000	282,084
		865,279
ENTERTAINMENT — 0.9%
Affinity Gaming, 6.88%, 12/15/2027(a)(b)	476,000	404,167
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	294,000	121,004
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	292,000	259,578
		784,749
	Principal Amount	Value
CORPORATE BONDS (Continued)
ENVIRONMENTAL CONTROL — 0.5%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	$218,000	$172,470
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	326,000	224,053
		396,523
FOOD — 1.1%
Kraft Heinz Foods Co., 6.50%, 2/9/2040	476,000	507,809
Land O’Lakes Capital Trust I, 7.45%, 3/15/2028(b)	391,000	383,180
		890,989
HEALTHCARE-PRODUCTS — 0.5%
Teleflex, Inc., 4.25%, 6/1/2028(a)(b)	439,000	401,523
HEALTHCARE-SERVICES — 1.2%
Centene Corp., 3.00%, 10/15/2030(a)	500,000	411,002
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027(a)(b)	198,000	178,653
HCA, Inc., 7.50%, 11/6/2033	64,000	67,658
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	326,000	184,659
Molina Healthcare, Inc., 3.88%, 5/15/2032(a)(b)	234,000	194,661
		1,036,633
HOME BUILDERS — 1.2%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	100,000	89,115
M/I Homes, Inc., 4.95%, 2/1/2028(a)	292,000	259,891
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	336,000	277,667
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	432,000	366,513
		993,186
INSURANCE — 0.3%
Genworth Holdings, Inc., 6.50%, 6/15/2034	325,000	286,602
INTERNET — 2.0%
Cars.com, Inc., 6.38%, 11/1/2028(a)(b)	476,000	423,699
Match Group Holdings II LLC, 3.63%, 10/1/2031(a)(b)	500,000	384,082

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2022 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS (Continued)
INTERNET (Continued)
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	$519,000	$484,891
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/2027(a)(b)	234,000	206,180
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	331,000	191,418
		1,690,270
INVESTMENT COMPANIES — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	349,000	320,312
IRON/STEEL — 0.8%
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	713,000	621,743
LEISURE TIME — 0.5%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	570,000	407,989
LODGING — 0.2%
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/2032(a)(b)	234,000	187,804
MEDIA — 4.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 3/1/2030(a)(b)	492,000	420,581
4.25%, 2/1/2031(a)(b)	500,000	402,200
4.50%, 6/1/2033(a)(b)	500,000	384,622
CSC Holdings LLC, 5.75%, 1/15/2030(a)(b)	500,000	283,098
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)	752,000	8,460
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/2027(a)(b)	500,000	448,280
DISH Network Corp., 3.38%, 8/15/2026	220,000	138,380
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(a)(b)	500,000	468,660
News Corp., 5.13%, 2/15/2032(a)(b)	234,000	213,278
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	248,000	202,664
	Principal Amount	Value
CORPORATE BONDS (Continued)
MEDIA (Continued)
TEGNA, Inc., 5.00%, 9/15/2029(a)	$260,000	$247,274
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	157,000	149,844
		3,367,341
METAL FABRICATE/HARDWARE — 0.3%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	363,000	247,174
MINING — 2.3%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	394,754
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	560,000	485,295
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	159,000	155,814
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026(a)(b)	455,000	463,943
Novelis Corp., 4.75%, 1/30/2030(a)(b)	476,000	423,078
		1,922,884
MISCELLANEOUS MANUFACTURING — 0.6%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	97,429	64,790
LSB Industries, Inc., 6.25%, 10/15/2028(a)(b)	476,000	436,123
		500,913
OIL & GAS — 6.8%
Comstock Resources, Inc., 6.75%, 3/1/2029(a)(b)	476,000	430,451
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	516,000	469,040
Gulfport Energy Corp., 8.00%, 5/17/2026(a)(b)	500,000	488,137
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	371,000	330,751
International Petroleum Corp./Sweden, 7.25%, 2/1/2027(a)(b)	188,472	175,279
Laredo Petroleum, Inc., 7.75%, 7/31/2029(a)(b)	371,000	334,413
Marathon Oil Corp., 6.60%, 10/1/2037	261,000	262,184

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2022 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS (Continued)
OIL & GAS (Continued)
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	$448,000	$378,913
Mesquite Energy, Inc., 7.25%, 2/15/2023(a)(b)(c)(d)(e)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	560,000	505,008
Occidental Petroleum Corp.
7.15%, 5/15/2028	351,000	364,489
7.95%, 6/15/2039	448,000	486,629
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025(a)(b)	533,000	514,177
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/2025(a)	234,000	231,630
Southwestern Energy Co., 8.38%, 9/15/2028(a)	351,000	362,490
Valaris Ltd., 8.25%, 4/30/2028	326,000	328,323
		5,674,277
OIL & GAS SERVICES — 1.8%
Basic Energy Services, 10.75%, 10/15/2023(a)(b)(d)	1,978,000	83,867
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	560,000	516,101
Oil States International, Inc., 1.50%, 2/15/2023	560,000	557,900
Weatherford International Ltd.
11.00%, 12/1/2024(a)(b)	23,000	23,547
8.63%, 4/30/2030(a)(b)	365,000	351,164
		1,532,579
PHARMACEUTICALS — 0.7%
Bausch Health Cos., Inc.
11.00%, 9/30/2028(b)	118,000	92,611
14.00%, 10/15/2030(a)(b)	23,000	13,769
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)(d)	468,000	25,740
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 4/30/2028(a)(b)	500,000	443,575
		575,695
	Principal Amount	Value
CORPORATE BONDS (Continued)
PIPELINES — 6.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	$218,000	$206,404
Cheniere Energy Partners LP, 3.25%, 1/31/2032(a)	234,000	186,365
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 8.00%, 4/1/2029(a)(b)	560,000	558,068
EnLink Midstream LLC, 5.63%, 1/15/2028(a)(b)	500,000	476,944
EQM Midstream Partners LP, 6.50%, 7/1/2027(a)(b)	351,000	336,083
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	560,000	528,623
Harvest Midstream I LP, 7.50%, 9/1/2028(a)(b)	351,000	335,861
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	283,000	258,160
ITT Holdings LLC, 6.50%, 8/1/2029(a)(b)	407,000	343,514
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	457,000	425,284
Plains All American Pipeline LP, Series B, 8.72%, (3-Month US LIBOR + 4.11%)(a)(f)(g)	422,000	367,140
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	323,000	284,802
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)(b)	351,000	333,619
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/2028(a)(b)	299,000	265,638
Western Midstream Operating LP, 5.50%, 2/1/2050(a)	839,000	685,118
		5,591,623

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2022 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS (Continued)
REAL ESTATE — 0.4%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	$407,000	$341,451
REITS — 2.4%
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	622,000	608,938
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	331,000	305,089
Service Properties Trust
4.35%, 10/1/2024(a)	198,000	180,309
4.95%, 2/15/2027(a)	530,000	418,265
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/1/2027(a)(b)	500,000	488,021
		2,000,622
RETAIL — 2.3%
Asbury Automotive Group, Inc., 4.75%, 3/1/2030(a)	500,000	418,848
LCM Investments Holdings II LLC, 4.88%, 5/1/2029(a)(b)	500,000	401,044
Party City Holdings, Inc., 8.06%, (6-Month US LIBOR + 5.00%), 7/15/2025(a)(b)(f)	155,327	42,327
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	279,000	271,896
Staples, Inc., 10.75%, 4/15/2027(a)(b)	464,000	334,860
Yum! Brands, Inc., 6.88%, 11/15/2037	448,000	455,670
		1,924,645
SOFTWARE — 1.6%
Fair Isaac Corp., 4.00%, 6/15/2028(a)(b)	356,000	323,702
MSCI, Inc.
3.63%, 9/1/2030(a)(b)	476,000	396,520
3.88%, 2/15/2031(a)(b)	376,000	313,283
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	466,000	322,637
		1,356,142
TELECOMMUNICATIONS — 2.0%
Sprint Capital Corp.
6.88%, 11/15/2028	500,000	521,121
8.75%, 3/15/2032	468,000	558,022
T-Mobile USA, Inc., 2.88%, 2/15/2031(a)	476,000	393,785
	Principal Amount	Value
CORPORATE BONDS (Continued)
TELECOMMUNICATIONS (Continued)
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	$248,000	$186,459
		1,659,387
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc., 6.20%, 10/1/2040	148,000	128,011
TOTAL CORPORATE BONDS (Cost $59,997,289)		50,000,030

TERM LOANS — 16.2%
ADVERTISING — 1.1%
ABG Intermediate Holdings 2 LLC, 10.42%, (1-Month US SOFR + 6.00%), 12/10/2029(f)	1,000,000	918,750
AUTO PARTS & EQUIPMENT — 0.8%
First Brands Group LLC, 8.37%, (6-Month US SOFR + 5.00%), 3/30/2027(f)	727,649	692,358
COMMERCIAL SERVICES — 3.1%
National Intergovernmental Purchasing Alliance Co., 12.08%, (3-Month US SOFR + 7.50%), 5/22/2026(f)	493,312	488,378
TKC Midco 1, LLC, 12.00%, 2/8/2027(c)	2,000,000	1,180,000
Wellful Inc., 10.42%, (3-Month US LIBOR + 6.25%), 4/21/2027(f)	968,750	880,957
		2,549,335
COMPUTERS — 0.6%
Redstone Holdco 2 LP, 12.11%, (3-Month US LIBOR + 7.75%), 4/16/2029(f)	1,000,000	506,880
FOOD — 1.1%
Balrog Acquisition, Inc., 11.73%, (3-Month US LIBOR + 7.00%), 8/2/2029(c)(f)	1,000,000	945,000
HEALTHCARE-SERVICES — 4.5%
Air Methods Corp., 8.23%, (3-Month US LIBOR + 3.50%), 4/22/2024(f)	718,809	407,115
MED ParentCo LP, 12.63%, (1-Month US LIBOR + 8.25%), 8/30/2027(f)	1,000,000	758,335

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2022 (Unaudited)
	Principal Amount	Value
TERM LOANS (Continued)
HEALTHCARE-SERVICES (Continued)
Sound Inpatient Physicians, 11.13%, (1-Month US LIBOR + 6.75%), 6/26/2026(f)	$1,069,939	$845,926
Summit Behavioral Healthcare LLC, 12.45%, (3-Month US LIBOR + 7.75%), 11/8/2029(c)(f)	1,000,000	890,000
Upstream Newco, Inc., 13.23%, (3-Month US LIBOR + 8.50%), 11/20/2027(c)(f)	1,000,000	885,000
		3,786,376
INVESTMENT COMPANIES — 1.1%
Cardinal Parent, Inc. 11.66%, (3-Month US LIBOR + 7.75%), 11/13/2028(f)	25,702	23,003
12.48%, (3-Month US LIBOR + 7.75%), 11/13/2028(f)	950,965	851,114
		874,117
RETAIL — 0.8%
JP Intermediate B LLC, 9.91%, (3-Month US LIBOR + 5.50%), 11/15/2025(c)(f)	893,249	652,072
SOFTWARE — 3.1%
BYJU’s Alpha, Inc., 10.70%, (3-Month US LIBOR + 6.00%), 11/5/2026(f)	990,000	798,361
Mandolin Technology Intermediate Holdings, Inc., 10.91%, (3-Month US LIBOR + 6.50%), 7/8/2029(c)(f)	1,000,000	905,000
Quartz Holding Company, 12.38%, (1-Month US LIBOR + 8.00%), 4/2/2027(f)	1,000,000	922,500
		2,625,861
TOTAL TERM LOANS (Cost $16,532,352)		13,550,749

FOREIGN BONDS — 14.5%
AEROSPACE/DEFENSE — 0.8%
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	750,000	715,598
AIRLINES — 0.0%
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	146,990	827
	Principal Amount	Value
FOREIGN BONDS (Continued)
AUTO PARTS & EQUIPMENT — 0.9%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	$850,000	$719,977
BUILDING MATERIALS — 0.5%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	425,000
COMMERCIAL SERVICES — 1.0%
Airswift Global AS, 13.15%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(f)	300,000	294,000
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)(b)	395,000	273,688
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	232,750
		800,438
DIVERSIFIED OPERATIONS — 0.6%
Stena International SA, 6.13%, 2/1/2025 (Sweden)(a)(b)	500,000	466,973
ELECTRIC — 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	292,000	269,535
ENTERTAINMENT — 0.7%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	562,690
FOOD — 0.2%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	200,000	185,845
FOREST PRODUCTS & PAPER — 0.9%
Mercer International, Inc. (Germany)
Series , 5.50%, 1/15/2026(a)	355,000	336,823
Series , 5.13%, 2/1/2029(a)	500,000	418,739
		755,562
IRON/STEEL — 0.9%
Infrabuild Australia Pty Ltd., 12.00%, 10/1/2024 (Australia)(a)(b)	502,000	487,698
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	233,000	235,016
		722,714

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2022 (Unaudited)
	Principal Amount	Value
FOREIGN BONDS (Continued)
MINING — 1.5%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	$500,000	$467,903
IAMGOLD Corp., 5.75%, 10/15/2028 (Burkina Faso)(a)(b)	476,000	370,364
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	444,000	439,569
		1,277,836
OIL & GAS — 0.8%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	212,000	221,650
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	448,000	430,892
		652,542
PACKAGING & CONTAINERS — 0.3%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	244,184
PHARMACEUTICALS — 1.3%
1375209 BC Ltd., 9.00%, 1/30/2028 (Canada)(a)(b)	66,000	64,597
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	650,000	544,557
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/2029 (Israel)(a)	500,000	445,924
		1,055,078
REAL ESTATE — 0.6%
Kaisa Group Holdings Ltd., 10.50%, 1/15/2025 (China)(a)	250,000	35,190
KWG Group Holdings Ltd., 7.40%, 1/13/2027 (China)(a)	250,000	92,885
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	65,751
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	334,250
		528,076
RETAIL — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (Canada)(a)(b)	456,000	369,928
	Principal Amount	Value
FOREIGN BONDS (Continued)
SOFTWARE — 0.5%
Open Text Holdings, Inc., 4.13%, 12/1/2031 (Canada)(a)(b)	$500,000	$389,370
TELECOMMUNICATIONS — 1.3%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	279,654
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/2026 (United Kingdom)(a)(b)	500,000	464,410
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	448,000	364,475
		1,108,539
TRANSPORTATION — 1.0%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	480,000
Seaspan Corp., 5.50%, 8/1/2029 (Hong Kong)(a)(b)	476,000	361,346
		841,346
TOTAL FOREIGN BONDS (Cost $14,358,711)		12,092,058

	Number of Shares	Value
PREFERRED STOCKS – 0.7%
BANKS — 0.7%
Bank of America Corp., 7.25%, Series L	244	283,040
Wells Fargo & Co., 7.50%, Series L	244	289,140
		572,180
TOTAL PREFERRED STOCKS (Cost $697,736)		572,180

COMMON STOCKS — 0.2%
DIVERSIFIED FINANCIAL SERVICES — 0.0%
Voyager Aviation Holdings LLC*(c)(e)	4,080	0
OIL & GAS SERVICES — 0.2%
Calfrac Well Services Ltd.*	36,533	164,691
RETAIL — 0.0%
Party City Holdings, Inc.*(h)	19,290	1,350
TOTAL COMMON STOCKS
(Cost $204,316)		166,041

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2022 (Unaudited)
	Number of Shares	Value
UNITS — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0%
Voyager Aviation Holdings LLC*(c)(e)	24,481	$0
TOTAL UNITS (Cost $612,025)		0

EXCHANGE-TRADED FUNDS — 4.6%
AllianceBernstein Global High Income Fund, Inc.	27,704	255,431
BlackRock Credit Allocation Income Trust	24,596	248,420
DoubleLine Income Solutions Fund	21,480	238,213
Global X Nasdaq 100 Covered Call ETF	19,246	306,204
Invesco Senior Income Trust	73,504	281,520
iShares USD Asia High Yield Bond Index ETF	311,000	2,009,060
Nuveen Credit Strategies Income Fund	50,228	255,660
PGIM Global High Yield Fund, Inc.	23,084	250,231
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,084,084)		3,844,739

SHORT-TERM INVESTMENTS — 2.0%
JPMorgan U.S. Government Money Market Fund — Institutional Class, 4.08%(i)	1,701,975	1,701,975
TOTAL SHORT-TERM INVESTMENTS (Cost $1,701,975)		1,701,975
TOTAL INVESTMENTS — 98.1% (Cost $99,188,488)		81,927,772
Other Assets in Excess of Liabilities — 1.9%		1,491,556
TOTAL NET ASSETS — 100.0%		$83,419,328

*   Non-income producing security.

(a)  Callable.

(b)  Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $39,435,642, which represents 47.3% of net assets as of December 31, 2022.

(c)  Securities are considered illiquid and valued at fair value by the Adviser’s Valuation Committee in accordance with procedures approved by, and under the general oversight of, the Trust’s Board of Trustees. The total value of these securities is $5,469,435 which represents approximately 6.6% of net assets as of December 31, 2022.

(d)  Security is in default.

(e)  Level 3 security. The total value of these securities is $12,363. See Note 2a.

(f)  Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)  Perpetual, callable security with no stated maturity date.

(h)  Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $1,350, which represents approximately 0.0% of net assets as of December 31, 2022. See additional details below:

Security	Date of Purchase	Cost
Party City Holdings, Inc.	9/2/2020	$1,856

(i)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	December 31, 2022 (Unaudited)
Percent of Total Net Assets
Advertising	1.6%
Aerospace/Defense	1.1%
Airlines	1.5%
Auto Manufacturers	2.6%
Auto Parts & Equipment	2.7%
Banks	0.9%
Building Materials	0.5%
Chemicals	1.5%
Coal	0.4%
Commercial Services	6.9%
Computers	0.9%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	0.3%
Diversified Financial Services	3.1%
Diversified Operations	0.6%
Electric	2.4%
Engineering & Construction	1.0%
Entertainment	1.6%
Environmental Control	0.5%
Food	2.4%
Forest Products & Paper	0.9%
Healthcare-Products	0.5%
Healthcare-Services	5.7%
Home Builders	1.2%
Insurance	0.3%
Internet	2.0%
Investment Companies	1.5%
Iron/Steel	1.7%
Leisure Time	0.5%
Lodging	0.2%
Media	4.0%
Metal Fabricate/Hardware	0.3%
Mining	3.8%
Miscellaneous Manufacturing	0.6%
Oil & Gas	7.6%
Oil & Gas Services	2.0%
Packaging & Containers	0.3%
Pharmaceuticals	2.0%
Pipelines	6.7%
Real Estate	1.0%
REITS	2.4%
Retail	3.5%

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS (Concluded)	December 31, 2022 (Unaudited)
Percent of Total Net Assets
Software	5.2%
Telecommunications	3.3%
Toys/Games/Hobbies	0.2%
Transportation	1.0%
Exchange-Traded Fund	4.6%
Short-Term Investments	2.0%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	December 31, 2022 (Unaudited)
High Yield ETF
Assets:
Investments, at value	$81,927,772
Cash	161,763
Interest receivable	1,390,315
Dividends receivable	22,871
Total Assets	83,502,721

Liabilities:
Advisory fee payable	83,393
Total Liabilities	83,393

Net Assets	$83,419,328

Net Assets Consist of:
Paid-in capital	$297,670,565
Distributable earnings (loss)	(214,251,237)
Net Assets	$83,419,328

Net Assets	$83,419,328
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,175,000
Net Asset Value, Offering and Redemption Price Per Share	$26.27
Investments, at cost	$99,188,488

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
High Yield ETF
For the Six Months Ended December 31, 2022 (Unaudited)
Investment Income:
Dividends*	$287,533
Interest	2,959,541
Total Investment Income	3,247,074

Expenses:
Advisory fees	555,455
Total Expenses	555,455
Less fees waived:
Waiver	(66,653)
Net Expenses	488,802

Net Investment Income (Loss)	2,758,272

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,856,627)
In-kind redemptions	(248,897)
Net realized gain (loss)	(3,105,524)
Net change in unrealized appreciation (depreciation) on:
Investments	942,203
Net change in unrealized appreciation (depreciation)	942,203
Net realized and unrealized gain (loss)	(2,163,321)

Net Increase (Decrease) in Net Assets Resulting from Operations	$594,951
* Net of foreign withholding taxes	$5,632

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	High Yield ETF
	For the Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$2,758,272	$6,730,792
Net realized gain (loss)	(3,105,524)	(1,756,377)
Change in net unrealized appreciation (depreciation)	942,203	(16,568,821)
Net Increase (Decrease) in Net Assets Resulting from Operations	594,951	(11,594,406)

Distributions to Shareholders:
Distributions	(3,323,500)	(6,838,258)
Return of capital	—	(1,019,992)
Total Distributions to Shareholders	(3,323,500)	(7,858,250)

Capital Transactions:
Proceeds from shares issued	—	4,810,371
Cost of shares redeemed	(2,679,627)	(27,890,441)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,679,627)	(23,080,070)

Total Increase (Decrease) in Net Assets	(5,408,176)	(42,532,726)

Net Assets:
Beginning of period	88,827,504	131,360,230
End of period	$83,419,328	$88,827,504

Change in Shares Outstanding:
Shares outstanding, beginning of period	3,275,000	4,050,000
Shares issued	—	150,000
Shares redeemed	(100,000)	(925,000)
Shares outstanding, end of period	3,175,000	3,275,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
High Yield ETF Selected Per Share Data	For the Six Months Ended December 31, 2022 (Unaudited)		Years Ended June 30
			2022	2021	2020	2019	2018
Net Asset Value, beginning of period	$27.12		$32.43	$29.42	$34.58	$36.72	$36.52
Investment Activities
Net investment income (loss)(1)	0.84		1.73	1.65	2.17	2.66	2.66
Net realized and unrealized gain (loss)	(0.67)		(5.00)	3.66	(4.92)	(2.16)	0.23
Total from investment activities	0.17		(3.27)	5.31	(2.75)	0.50	2.89
Distributions to shareholders from:
Net investment income	(1.02)		(1.78)	(1.72)	(2.27)	(2.64)	(2.69)
Return of Capital	—		(0.26)	(0.58)	(0.14)	—	—
Total distributions	(1.02)		(2.04)	(2.30)	(2.41)	(2.64)	(2.69)
Net Asset Value, end of period	$26.27		$27.12	$32.43	$29.42	$34.58	$36.72
Total Return (%)	0.61	(2)	(10.63)	18.58	(8.27)	1.47	8.19
Total Return at Market Price (%)	0.57	(2)	(11.81)	19.23	(7.68)	1.26	9.34
Ratios to Average Net Assets
Expenses before fee waiver (%)	1.25	(3)	1.25	1.25	1.25	1.25 (4)	1.28	(5)
Expenses after fee waiver (%)	1.10	(3)	1.25	1.25	1.25	1.25 (4)	1.28	(5)
Net investment income (loss) (%)	6.21	(3)	5.58	5.23	6.67	7.51	7.23
Supplemental Data
Net Assets at end of period (000’s)	$83,419		$88,828	$131,360	$98,542	$141,785	$176,253
Portfolio turnover (%)(6)	12	(2)	42	90	101	74	133

(1)  Per share numbers have been calculated using the average shares method.

(2)  Not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4)  Effective July 1, 2018, the Fund changed its expenses to a unitary fee and prior waivers and reimbursements were discontinued.

(5)  The expense ratio includes expense for Dividend Payable on Securities Sold Short which was less than 0.005% for the year ended June 30, 2018.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2022 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements herein are for the High Yield ETF (the “Fund”).

The Fund commenced operations on December 1, 2010 as the Peritus High Yield ETF, a separate series of the AdvisorShares Trust, which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses on July 1, 2018. On September 6, 2018, the Fund was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“WhiteStar”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The Fund’s investment objective is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by selecting a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund may also invest in equity securities that a Sub-Adviser believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover. In implementing its investment strategies, the Fund may hold cash and cash equivalents, including money market funds.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

(a) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022. Early adoption was permitted.

Effective May 19, 2022, and pursuant to the requirements of Rule 2a-5, the Board (i) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved new Adviser Valuation Procedures. Prior to May 19, 2022, fair-value determinations were performed in accordance with the Trust’s Valuation Procedures and were implemented through a Trust Valuation Committee designated by the Board.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved valuation procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 – Quoted prices in active markets for identical assets.

•  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

Pursuant to the valuation procedures noted previously, open-end investment companies are valued at their NAV each business day and are categorized as Level 1. ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs, common stocks and preferred stocks are generally categorized as Level 1. Corporate bonds, units, term loans and foreign bonds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. Restricted securities are generally valued at a discount from the publicly traded equity. These securities are generally categorized as Level 2 or Level 3. The following is a summary of the valuations as of December 31, 2022 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3		Total
Investments
Corporate Bonds(a)	$—	$49,987,667	$12,363(b)		$50,000,030
Term Loans(a)	—	13,550,749	—		13,550,749
Foreign Bonds(a)	—	12,092,058	—		12,092,058
Exchange-Traded Funds(a)	3,844,739	—	—		3,844,739
Preferred Stocks(a)	572,180	—	—		572,180
Common Stocks(a)	164,691	1,350	—	(b)	166,041
Units(a)	—	—	—	(b)	—
Short-Term Investments	1,701,975	—	—		1,701,975
Total	$6,283,585	$75,631,824	$12,363		$81,927,772

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are immaterial and recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of December 31, 2022, the Fund did not have any unfunded loan commitments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

(f) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Advisers, including regular review of each Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund. Effective June 13, 2022, the Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.15% on assets up to $250 million, 0.25% on the next $250 million, and 0.30% on assets greater than $500 million through October 31, 2023. This arrangement may be terminated only by the Board. For the period ended December 31, 2022, the Adviser waived expenses of the Fund in the amount of $66,653. Waived fees are not recoupable in future periods.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

The Adviser has entered into an arrangement with Cobalt Falcon, LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. The Sponsor also provides administrative and marketing support to the Fund. For its

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreements

The Adviser has entered into investment sub-advisory agreements (the “Sub-Advisory Agreements”) with respect to the Fund with MacKay Shields and WhiteStar (the “Sub-Advisers”). Under the Sub-Advisory Agreements, the Sub-Advisers are responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions and for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. Under the Sub-Advisory Agreements, the Adviser pays a fee to each Sub-Adviser, calculated daily and paid monthly, equal to an annual rate of 0.35% of the average daily allocated net assets.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2022 were as follows:

Fund	Purchases	Sales
High Yield ETF	$12,205,887	$9,406,301

Purchases and sales of in-kind transactions for the period ended December 31, 2022 were as follows:

Fund	Purchases	Sales
High Yield ETF	$—	$1,986,098

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2022 (Unaudited)

charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

High-Yield Risk. High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

LIBOR Phaseout Risk. The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), is phasing out the use of LIBOR. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2022 (Unaudited)

make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

As of the tax year ended June 30, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
High Yield ETF	$—	$(193,278,609)	$(18,244,079)	$(211,522,688)

At December 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
High Yield ETF	$99,188,488	$212,677	$(17,473,393)	$(17,260,716)

As of the tax year ended June 30, 2022, the Fund had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
High Yield ETF	$95,764,899	$97,513,710	$193,278,609

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations. In the current year the fund did not utilize any prior accumulated capital losses.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	December 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
High Yield ETF
Actual Performance	$1,000.00	$1,006.10	1.10%	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60

(1)  Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST Board Consideration of ADVISORY AND Sub-Advisory AgreementS	December 31, 2022 (Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the High Yield ETF (the “Fund”):

•      the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund;

•      the sub-advisory agreement between ETC and MacKay Shields, LLC (“MacKay”) pursuant to which MacKay provides sub-advisory services to the Fund; and

•      the sub-advisory agreement between ETC and WhiteStar Asset Management, LLC (“WhiteStar”, and together with MacKay, the “Sub-Advisers”) pursuant to which WhiteStar provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and the Sub-Advisers and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and each Sub-Adviser’s advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and the Sub-Advisers. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and each Sub-Adviser; (ii) the Fund’s performance; (iii) ETC’s and each Sub-Adviser’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and the Sub-Advisers or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and each Sub-Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include ensuring the Fund has a continuous investment program; overseeing the Sub-Advisers including regular review of the Sub-Advisers’ performance and monitoring the purchase and sale of securities; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund; (ii) subject to the supervision of ETC and oversight of the Board, MacKay Shield’s responsibilities include making portfolio management decisions with respect to the portion of the Fund’s assets allocated to it; continuously reviewing and administering the investment program with respect to the portion of the Fund’s assets allocated to it; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board and ETC directives relating to the Fund; and (iii) subject to the supervision of ETC and oversight of the Board, WhiteStar’s responsibilities include making portfolio management decisions with respect to the portion of the Fund’s assets allocated to it; continuously reviewing and administering the investment program with respect to the portion of the Fund’s assets allocated to it; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and

EXCHANGE LISTED FUNDS TRUST Board Consideration of ADVISORY AND Sub-Advisory AgreementS (Continued)	December 31, 2022 (Unaudited)

cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board and ETC directives relating to the Fund. The Board noted that it had been provided with ETC’s and each Sub-Adviser’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and each Sub-Adviser’s investment personnel, the quality of ETC’s and each Sub-Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and each Sub-Adviser’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC and each Sub-Adviser.

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is actively managed. The Board was provided reports regarding the Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds for various time periods ended June 30, 2022. The Board noted that the Fund’s performance was higher than the peer group average and median for the year-to-date and one-year periods, but lower than the peer group average and median for the three-year period. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability.   The Board reviewed the advisory fee paid by the Fund to ETC and the sub-advisory fees paid by ETC to the Sub-Advisers under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was the highest of the peer group range. The Board considered that on June 13, 2022, ETC implemented a contractual fee waiver with respect to the Fund in an amount equal to 0.15% on assets up to $250 million, 0.25% on the next $250 million, and 0.30% on assets greater than $500 million, and that the contractual fee waiver was not reflected in the peer group report. The Board considered that the Fund invests both in high yield bonds and corporate loans, noting that managing a portfolio of corporate loans generally is more costly than managing other types of investments. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest. The Board noted that under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s sponsor has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered that the sub-advisory fees are paid by ETC, not the Fund, and that the fees reflect an arm’s length negotiation between ETC and each Sub-Adviser. The Board further found that the sub-advisory fees reflected a reasonable allocation of the advisory fee between ETC and each Sub-Adviser given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and each Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and each Sub-Adviser from its relationship with the Fund, and reviewed profitability information from ETC and each Sub-Adviser with respect to the Fund. The Board considered

EXCHANGE LISTED FUNDS TRUST Board Consideration of ADVISORY AND Sub-Advisory AgreementS (Concluded)	December 31, 2022 (Unaudited)

the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Advisers:

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

WhiteStar Asset Management LLC
300 Crescent Court, Suite 200
Dallas, TX 75201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the SEC’s website at www.sec.gov or by calling toll-free (844) 880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (844) 880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens
President and Principal Executive Officer

Date:	2/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. Garrett Stevens
J. Garrett Stevens
By (Signature and Title)	President and Principal Executive Officer

Date:	2/28/2023

/s/ Christopher W. Roleke
By (Signature and Title)	Christopher W. Roleke
Principal Financial Officer

Date:	2/28/2023